Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 – Nature of Operations

Nature of Operations

Tradewinds Universal, Inc. (the “Company”) was incorporated in the State of Wyoming on December 28, 2021. The Company operates as a holding company focused on acquiring, developing, and managing businesses with long-term value, resilience, and growth potential.

The Company’s initial operations focused on the development and distribution of high-nutrition foods and beverages, including edible insect protein-based products. In 2022, the Company acquired a canine pain relief formula for development into pet-related products. During the year ended December 31, 2025, the Company expanded its strategic focus to include distribution and licensing activities.

In August 2025, the Company signed a Letter of Intent with Peppermint Hippo™, a company that generates an estimated $30 million in annual revenue, to launch a nightlife and hospitality division. This will begin with the planned acquisition of Peppermint Hippo Toledo and a staged rollout of several additional clubs across the country.